Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	$ 52.5	$ 70.8
Fair value adjustment	(11.4)	(4.6)
Expected credit losses	(8.7)	(3.4)
Loans and advances to customers	32.4	62.8
Current	12.2	8.4
Non-current	20.2	54.4
Aircraft [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	21.4	41.0
Spare Parts [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	$ 31.1	$ 29.8